united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Vertical Capital Income Fund

Class A	Class C
VCAPX	VCCPX
Cusip: 92535C104	Cusip: 92535C401

Semi-Annual Report
March 31, 2019

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website https://www.vertical-incomefund.com/, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

May 28, 2019

Dear Shareholder,

We are pleased to report a successful mid-year update for the Vertical Capital Income Fund (the “Fund”). Consistent with our investment objective to seek income, the Fund once again made continuous monthly distributions of approximately $0.25 per class A share for the six-month period ended March 31, 2019. In addition, a special distribution of approximately $0.20 per class A share was paid in December 2018 as a result of net capital gains realized on loan sales and loan payoffs during the last fiscal year ending September 30, 2018.

For the six-month period ended March 31, 2019, the Fund produced a total return (load waived) of 5.95% per class A share, compared to one of its key benchmarks, the Barclays Capital Mortgage Backed Securities Index, which reported a total return of 4.30%. Including the maximum load, the Fund’s total return was -0.18% per class A share. Since inception, the Fund has produced an annualized total return of 8.15% per class A share. By contrast, the SEC Yield per class A share as of March 31, 2019 totaled 1.54%.

Update on Fund Strategy and Economic Outlook

During the last year, the U.S. economy grew at an annualized rate of 3.0%, the strongest year for GDP growth in the U.S. since 2005. Forecasters predict domestic growth slowing to 2.0% for 2019 and 1.4% for 2020 and 2021, more in line with the pace of the global economy and reflecting continuing concerns surrounding Brexit, its impact on European economies and on-going U.S. trade tensions with many countries, most notably China. The U.S. economy appears to have reached full employment with the unemployment rate at 3.8% as of the end of 2018.

Following a series of rate hikes during the last few years, including a full 1.00% increase during 2018, the Federal Reserve has dialed back projections for further hikes in 2019. The benchmark interest rate should therefore remain in a range of 2.25-2.50% for some time. The 10-year U.S. Treasury rate increased slightly from 2.58% to 2.71% from the beginning to the end of 2018; however, rates peaked at 3.12% in November, reflecting a highly volatile year in the Treasury market. Rates in early 2019 are now approximately the same as they were a year ago. The 30-year residential mortgage rate (which is typically benchmarked against the 10-year Treasury) increased by approximately 50 bps during 2018, ending the year around 4.8%.

Total residential mortgage originations for 2018 were $1.64 trillion, not far off projections entering the year. That number is expected to increase slightly to $1.66 trillion in 2019, with additional modest increases in 2020 and 2021 driven by a combination of refinance and new purchase originations. For several years home prices have been increasing in almost every major U.S. market causing affordability measures to come under some amount of pressure.

We continue to pursue investment opportunities in all types of whole residential mortgages, including non-qualified, performing, re-performing, long-term, short-term, fixed rate and adjustable. The Fund primarily invests in residential mortgage loans traded in the secondary market at a discount to their unpaid principal balances. The secondary whole loan market is part of the larger $10.9 trillion one- to four- family residential mortgage market and historically boasts a deep roster of institutional participants, along with a diverse universe of sellers and reasons for sale. As such, we are comfortable that we will continue to see an adequate supply of one-off and portfolio acquisitions, as well as disposition opportunities when it makes sense for us to sell.

Fund Results of Operations and Liquidity

Total net assets as of March 31, 2019 were approximately $129 million, comprised of 786 individual loan investments. Those numbers are down from $152 million and roughly 900 loans a year ago. The reductions are due to the sale of assets to honor the Fund’s quarterly tender and share redemption obligations, which will no longer be a burden going forward (as discussed below). Every one of the portfolio’s key metrics, including current weighted average loan-to-value, weighted average effective interest rates, borrower FICO credit scores and percent of performing loans, are either the same or better than they were a year ago.

We continue to employ a conservative approach to managing the Fund’s balance sheet. In July 2018 the Fund refinanced its prior credit facility with a new line of credit with a new lender, increasing availability by $15 million to $35 million at a lower cost. The increased capacity has provided the Fund with greater flexibility in managing its capital structure, providing transactional bridge financing as well as the capacity to honor historical redemption requests.

NYSE Listing

Since inception, the Fund has operated as a continuously offered closed-end fund (known as an interval fund), which had the fundamental policy of making quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. Over the last several years, some shareholders have had their redemption requests prorated as total requests to sell shares exceeded 5%. Given the unsustainability of this situation, the Fund’s management and Trustees undertook an analysis of strategic options to determine the best path forward for investors. In the end, the decision was made that a listing on the New York Stock Exchange would benefit shareholders most. The listing provides daily liquidity through the secondary market, gives investors discretion over the liquidity decision, provides stability to the asset base and may lower Fund operating expenses. In March 2019, a proxy proposal to make the necessary changes to facilitate the listing was approved by the shareholders and the Fund’s shares are expected to begin trading on the NYSE on May 29, 2019.

We appreciate your support and look forward to reporting another successful six months later this year.

Regards,

Robert J. Chapman

Chairman of the Board of Trustees and Co-Portfolio Manager

David Aisner

Co-Portfolio Manager

3394-NLD-5/28/2019

Vertical Capital Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures for the period ended March 31, 2019, compared to its benchmark:

	Six Months	One Year	Three Years	Five Years	Since Inception *	Since Inception **
The Vertical Capital Income Fund Class A	5.95%	6.73%	6.39%	7.93%	8.15%	N/A
The Vertical Capital Income Fund Class A with load	(0.18)%	1.94%	4.78%	6.94%	7.47%	N/A
The Vertical Capital Income Fund Class C	5.48%	5.86%	N/A	N/A	N/A	5.65%
Bloomberg Barclays Capital Mortgage Backed Securities Index	4.30%	4.42%	1.77%	2.65%	2.20%	3.46%

*	Class A shares commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

**	Class C shares commenced operations on January 24, 2018. The performance of the Fund is based on average annual returns.

The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses are 3.03% for Class A and 3.85% for Class C per the latest Prospectus (see Financial Highlights for more current expense ratios). For performance information current to the most recent month-end, please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION***

Mortgage Notes	99.6%
Other Investments	0.4%
100.0%

*** Based on Investments at Value as of March 31 , 2019.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 101.7%
$114,725	Loan ID 200003	Fixed	7.250%	9/1/2035	$101,519
235,864	Loan ID 200004	Fixed	7.990%	10/1/2036	247,657
49,250	Loan ID 200012	ARM	9.800%	7/1/2037	49,877
36,457	Loan ID 200016	ARM	10.375%	1/1/2031	38,280
48,508	Loan ID 200018	Fixed	7.000%	1/1/2033	50,933
98,186	Loan ID 200023	Fixed	5.875%	12/1/2050	89,387
120,166	Loan ID 200025	ARM	5.250%	3/1/2034	126,174
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	213,544
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	235,345
204,892	Loan ID 200029	Fixed	6.310%	7/1/2037	205,555
323,846	Loan ID 200032	Fixed	3.130%	1/1/2051	294,210
543,170	Loan ID 200035	Fixed	4.625%	11/1/2050	552,473
62,942	Loan ID 200036	Fixed	7.940%	1/12/2034	37,209
154,701	Loan ID 200037	Fixed	7.800%	5/1/2035	162,436
113,363	Loan ID 200041	Fixed	4.875%	8/1/2039	117,927
39,358	Loan ID 200042	Fixed	7.000%	12/1/2037	41,326
59,568	Loan ID 200043	Fixed	6.125%	7/1/2039	62,547
50,221	Loan ID 200048	Fixed	5.500%	8/1/2039	52,732
149,482	Loan ID 200052	Fixed	5.125%	5/1/2040	156,262
52,838	Loan ID 200054	Fixed	8.250%	3/1/2039	55,479
79,854	Loan ID 200055	Fixed	10.000%	1/5/2036	83,847
121,455	Loan ID 200057	ARM	4.750%	10/1/2036	124,265
31,869	Loan ID 200060	Fixed	5.750%	8/1/2039	33,462
24,609	Loan ID 200065	ARM	9.375%	1/1/2037	25,839
206,232	Loan ID 200072	Fixed	0.000%	2/1/2051	172,144
123,754	Loan ID 200073	Fixed	0.000%	2/1/2026	103,643
129,985	Loan ID 200074	Fixed	0.000%	2/1/2031	108,862
192,407	Loan ID 200075	Fixed	4.250%	2/1/2042	194,565
159,730	Loan ID 200076	Fixed	4.250%	12/1/2041	161,004
26,096	Loan ID 200078	Fixed	7.000%	8/1/2036	27,400
133,896	Loan ID 200079	Fixed	5.000%	2/1/2059	116,902
65,461	Loan ID 200082	Fixed	8.250%	4/1/2040	58,112
178,130	Loan ID 200084	Fixed	7.000%	3/1/2039	150,915
192,142	Loan ID 200086	Fixed	4.250%	11/1/2050	151,376
219,223	Loan ID 200087	Fixed	6.000%	3/1/2051	201,275
118,261	Loan ID 200088	Fixed	7.000%	6/1/2039	100,085
258,292	Loan ID 200089	Fixed	3.875%	3/1/2052	204,637
271,779	Loan ID 200090	Fixed	4.500%	11/1/2036	69,248
126,073	Loan ID 200093	Fixed	5.000%	2/1/2038	131,668
71,327	Loan ID 200102	Fixed	8.250%	3/1/2040	70,582
108,741	Loan ID 200110	Fixed	8.250%	8/1/2039	113,084
69,889	Loan ID 200128	Fixed	4.710%	7/1/2037	50,200
447,681	Loan ID 200129	Fixed	4.625%	3/1/2052	377,391
27,951	Loan ID 200131	Fixed	3.875%	11/1/2027	27,655
117,433	Loan ID 200135	Fixed	4.375%	12/1/2042	119,189
120,680	Loan ID 200137	Fixed	4.500%	9/1/2042	122,983
76,723	Loan ID 200141	Fixed	4.250%	2/1/2042	76,415
120,980	Loan ID 200143	Fixed	3.000%	2/1/2037	113,702
381,121	Loan ID 200145	Fixed	4.625%	8/1/2051	329,176
96,956	Loan ID 200152	ARM	5.625%	9/1/2037	101,614

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$147,918	Loan ID 200158	Fixed	3.625%	12/1/2042	$144,173
119,555	Loan ID 200160	Fixed	3.250%	2/1/2043	112,923
211,449	Loan ID 200162	Fixed	3.875%	7/1/2042	209,339
187,928	Loan ID 200165	Fixed	4.375%	12/1/2041	190,791
106,293	Loan ID 200168	Fixed	3.750%	10/1/2042	104,013
21,928	Loan ID 200169	Fixed	6.923%	9/1/2034	23,025
133,205	Loan ID 200172	Fixed	7.250%	2/1/2037	139,865
87,032	Loan ID 200174	Fixed	7.340%	4/1/2037	87,032
49,944	Loan ID 200175	Fixed	9.600%	5/1/2037	52,441
32,669	Loan ID 200177	Fixed	8.000%	1/11/2022	34,303
377	Loan ID 200179	Fixed	7.250%	7/27/2019	396
108,172	Loan ID 200181	Fixed	7.500%	6/1/2041	112,080
70,458	Loan ID 200184	Fixed	4.375%	12/1/2042	71,385
27,104	Loan ID 200185	Fixed	5.375%	6/1/2042	28,459
51,646	Loan ID 200186	Fixed	5.125%	8/1/2042	54,109
143,378	Loan ID 200188	Fixed	3.875%	2/1/2043	141,850
317,456	Loan ID 200190	Fixed	3.625%	11/1/2042	309,518
156,830	Loan ID 200194	Fixed	4.750%	9/1/2041	162,480
250,051	Loan ID 200195	Fixed	3.875%	3/1/2042	247,543
96,341	Loan ID 200196	Fixed	4.500%	1/1/2043	98,248
37,503	Loan ID 200197	Fixed	4.750%	11/1/2042	38,628
39,391	Loan ID 200198	Fixed	5.250%	10/1/2042	41,360
272,364	Loan ID 200199	Fixed	4.000%	9/1/2042	271,331
233,669	Loan ID 200200	Fixed	3.875%	9/1/2042	227,864
45,198	Loan ID 200201	Fixed	5.125%	8/1/2041	47,457
21,984	Loan ID 200206	Fixed	3.990%	12/1/2042	21,844
45,326	Loan ID 200208	Fixed	4.250%	1/1/2043	45,736
188,922	Loan ID 200209	Fixed	3.875%	8/1/2042	187,084
53,202	Loan ID 200214	Fixed	5.750%	7/1/2039	55,862
109,528	Loan ID 200216	Fixed	5.750%	9/1/2039	115,004
138,196	Loan ID 200217	Fixed	5.250%	7/1/2040	145,106
70,916	Loan ID 200218	Fixed	4.250%	12/1/2041	71,680
191,136	Loan ID 200219	Fixed	4.250%	4/1/2043	193,027
184,876	Loan ID 200224	Fixed	4.000%	7/1/2043	184,577
78,607	Loan ID 200226	Fixed	5.250%	7/1/2041	78,607
48,571	Loan ID 200228	Fixed	4.625%	8/1/2042	49,805
139,374	Loan ID 200230	Fixed	3.500%	2/1/2043	134,577
65,468	Loan ID 200232	Fixed	3.875%	8/1/2042	64,835
113,070	Loan ID 200243	Fixed	3.750%	4/1/2043	110,741
25,876	Loan ID 200244	Fixed	5.000%	5/1/2042	26,841
192,607	Loan ID 200245	Fixed	3.875%	3/1/2043	190,513
86,988	Loan ID 200286	Fixed	4.500%	7/1/2043	88,909
96,519	Loan ID 200287	Fixed	4.375%	7/1/2043	97,906
321,885	Loan ID 200288	Fixed	4.375%	11/1/2041	327,385
276,709	Loan ID 200290	Fixed	4.250%	4/1/2043	279,574
195,997	Loan ID 200296	Fixed	3.250%	2/1/2043	185,169
168,547	Loan ID 200297	Fixed	3.375%	10/1/2042	160,929
185,202	Loan ID 200299	Fixed	3.625%	10/1/2042	180,419
115,388	Loan ID 200300	Fixed	8.400%	10/20/2037	121,158
105,454	Loan ID 200302	Fixed	9.875%	10/1/2035	110,366

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$131,102	Loan ID 200304	Fixed	7.250%	10/1/2033	$137,657
41,478	Loan ID 200307	Fixed	6.500%	7/1/2031	43,552
38,558	Loan ID 200313	Fixed	8.500%	3/1/2028	35,330
286,056	Loan ID 200315	ARM	5.625%	6/1/2037	281,198
67,756	Loan ID 200317	Fixed	7.000%	9/1/2032	71,144
73,441	Loan ID 200326	Fixed	8.375%	10/1/2036	77,113
140,248	Loan ID 200327	Fixed	6.790%	10/26/2036	147,260
244,569	Loan ID 200330	Fixed	7.000%	8/1/2037	200,386
96,263	Loan ID 200332	Fixed	5.775%	10/1/2037	101,076
87,936	Loan ID 200334	Fixed	7.000%	1/1/2033	92,333
260,991	Loan ID 200335	Fixed	4.000%	11/1/2052	212,368
41,638	Loan ID 200337	Fixed	7.000%	10/1/2034	43,720
47,965	Loan ID 200338	ARM	10.500%	8/1/2029	46,235
141,276	Loan ID 200339	Fixed	2.000%	10/1/2033	126,806
30,561	Loan ID 200340	Fixed	7.000%	3/1/2030	32,089
58,680	Loan ID 200348	Fixed	6.500%	7/1/2038	61,614
231,603	Loan ID 200349	Fixed	7.000%	1/1/2037	161,869
71,555	Loan ID 200352	Fixed	7.000%	8/1/2030	75,133
100,414	Loan ID 200358	Fixed	5.000%	4/1/2025	102,796
65,976	Loan ID 200361	Fixed	7.500%	1/1/2034	69,275
63,046	Loan ID 200366	Fixed	6.250%	1/1/2033	62,834
165,353	Loan ID 200368	Fixed	4.500%	4/1/2036	169,128
70,610	Loan ID 200374	ARM	8.500%	5/1/2034	70,610
224,094	Loan ID 200378	Fixed	5.500%	5/1/2045	146,601
178,958	Loan ID 200380	Fixed	4.220%	4/1/2049	163,452
377,485	Loan ID 200383	Fixed	5.030%	12/1/2046	394,378
285,200	Loan ID 200384	Fixed	5.000%	11/1/2047	226,411
139,379	Loan ID 200385	Fixed	8.250%	1/1/2040	146,348
117,089	Loan ID 200389	Fixed	4.820%	9/1/2047	108,062
194,187	Loan ID 200390	Fixed	4.780%	4/16/2047	165,591
157,506	Loan ID 200391	Fixed	4.000%	1/13/2035	156,915
63,581	Loan ID 200392	Fixed	10.000%	6/5/2034	63,581
77,179	Loan ID 200395	Fixed	4.860%	4/1/2047	70,465
69,785	Loan ID 200396	Fixed	10.000%	2/1/2036	73,274
87,700	Loan ID 200397	ARM	5.375%	9/1/2037	92,085
126,789	Loan ID 200398	Fixed	4.800%	2/1/2037	115,601
71,768	Loan ID 200399	Fixed	4.980%	6/1/2037	66,911
46,425	Loan ID 200403	Fixed	8.300%	10/15/2032	48,746
54,063	Loan ID 200404	Fixed	8.100%	5/1/2037	56,766
90,995	Loan ID 200405	Fixed	4.870%	12/1/2035	93,527
113,731	Loan ID 200406	Fixed	4.875%	10/1/2051	118,071
225,525	Loan ID 200407	Fixed	6.500%	4/1/2042	236,802
338,120	Loan ID 200409	Fixed	6.000%	2/1/2049	167,032
101,095	Loan ID 200411	Fixed	8.275%	6/1/2037	106,150
177,706	Loan ID 200416	Fixed	4.670%	8/1/2053	163,015
66,285	Loan ID 200417	Fixed	7.000%	5/1/2035	69,599
148,033	Loan ID 200419	Fixed	4.000%	12/19/2035	144,388
155,301	Loan ID 200420	Fixed	4.225%	4/10/2038	154,978
72,741	Loan ID 200421	Fixed	7.710%	8/1/2037	75,723
132,318	Loan ID 200422	Fixed	3.830%	8/1/2053	104,963

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$123,349	Loan ID 200423	Fixed	4.500%	6/1/2043	$125,915
213,834	Loan ID 200430	Fixed	3.625%	7/1/2043	207,757
177,754	Loan ID 200431	Fixed	4.625%	7/1/2043	182,830
283,247	Loan ID 200432	Fixed	4.875%	5/1/2043	293,306
122,997	Loan ID 200433	Fixed	4.250%	8/1/2043	124,245
154,015	Loan ID 200434	Fixed	5.250%	10/1/2043	161,716
194,375	Loan ID 200435	Fixed	4.625%	11/1/2052	197,452
42,193	Loan ID 200439	Fixed	5.000%	8/1/2041	38,316
190,163	Loan ID 200441	Fixed	6.000%	4/1/2045	76,923
146,748	Loan ID 200445	Fixed	5.250%	2/1/2039	154,085
41,230	Loan ID 200447	Fixed	5.875%	11/4/2034	43,291
76,395	Loan ID 200448	Fixed	5.750%	5/1/2042	69,215
134,212	Loan ID 200449	Fixed	5.000%	2/1/2042	106,979
340,977	Loan ID 200451	Fixed	6.250%	7/1/2038	358,025
13,103	Loan ID 200453	ARM	5.500%	3/1/2026	13,758
194,746	Loan ID 200457	Fixed	5.750%	12/10/2030	204,483
182,336	Loan ID 200460	Fixed	7.000%	7/1/2041	191,453
372,282	Loan ID 200462	Fixed	6.000%	7/1/2045	341,699
233,326	Loan ID 200465	Fixed	6.500%	7/1/2037	231,871
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	39,970
122,459	Loan ID 200469	Fixed	6.500%	7/1/2037	114,766
276,058	Loan ID 200473	Fixed	4.000%	12/1/2042	217,311
237,167	Loan ID 200474	Fixed	5.750%	11/1/2050	249,025
163,980	Loan ID 200475	Fixed	5.450%	7/1/2049	172,180
187,243	Loan ID 200476	Fixed	6.000%	9/1/2050	196,605
159,882	Loan ID 200477	Fixed	4.125%	12/1/2028	159,844
94,584	Loan ID 200482	Fixed	4.375%	11/1/2028	96,171
88,852	Loan ID 200483	Fixed	4.375%	11/1/2028	90,342
71,328	Loan ID 200485	Fixed	4.125%	2/1/2043	71,600
234,699	Loan ID 200486	Fixed	3.500%	1/1/2043	226,246
108,638	Loan ID 200489	Fixed	4.000%	3/1/2043	108,250
58,498	Loan ID 200490	Fixed	4.000%	11/1/2028	58,237
193,040	Loan ID 200491	Fixed	5.500%	10/1/2039	202,692
115,317	Loan ID 200492	Fixed	4.000%	1/1/2043	114,917
265,201	Loan ID 200494	Fixed	4.625%	10/1/2043	273,036
191,015	Loan ID 200496	Fixed	3.875%	2/1/2043	188,852
304,529	Loan ID 200497	Fixed	3.250%	4/1/2043	287,386
258,435	Loan ID 200499	Fixed	4.250%	1/1/2043	260,384
201,788	Loan ID 200500	Fixed	5.875%	2/1/2037	211,877
356,709	Loan ID 200504	Fixed	3.375%	3/1/2043	339,996
67,442	Loan ID 200507	Fixed	4.500%	9/1/2042	68,917
316,352	Loan ID 200514	Fixed	3.000%	4/1/2047	297,267
94,539	Loan ID 200515	Fixed	8.250%	2/1/2039	99,265
98,561	Loan ID 200517	Fixed	8.000%	5/1/2039	101,856
195,345	Loan ID 200518	Fixed	3.000%	12/1/2050	183,395
301,812	Loan ID 200519	Fixed	3.000%	11/1/2049	284,921
110,069	Loan ID 200524	Fixed	3.500%	6/1/2043	106,239
266,935	Loan ID 200525	Fixed	3.250%	12/1/2042	252,025
106,558	Loan ID 200527	Fixed	4.500%	12/1/2043	108,999
377,937	Loan ID 200529	Fixed	4.625%	2/1/2044	388,100

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$166,845	Loan ID 200531	Fixed	4.625%	11/1/2043	$170,987
104,159	Loan ID 200532	Fixed	3.250%	7/1/2043	98,261
95,943	Loan ID 200537	Fixed	4.500%	3/1/2042	98,316
79,812	Loan ID 200540	Fixed	3.875%	2/1/2043	78,948
48,015	Loan ID 200545	Fixed	4.375%	2/1/2029	48,718
117,128	Loan ID 200546	Fixed	5.375%	12/1/2043	122,985
159,687	Loan ID 200548	Fixed	5.250%	2/1/2044	167,672
130,171	Loan ID 200564	Fixed	4.875%	5/1/2039	135,416
124,794	Loan ID 200567	Fixed	3.375%	5/1/2043	119,039
129,118	Loan ID 200571	Fixed	4.500%	7/1/2043	131,803
90,460	Loan ID 200573	Fixed	3.750%	9/1/2042	88,718
124,967	Loan ID 200574	Fixed	4.875%	1/1/2044	130,049
174,935	Loan ID 200578	Fixed	4.750%	8/1/2040	181,314
45,782	Loan ID 200579	Fixed	4.875%	5/1/2042	47,270
163,987	Loan ID 200580	Fixed	4.125%	11/1/2041	164,877
36,842	Loan ID 200581	Fixed	4.750%	9/1/2042	37,568
354,417	Loan ID 200582	Fixed	4.000%	11/1/2042	348,605
64,136	Loan ID 200583	Fixed	3.625%	9/1/2027	62,465
309,801	Loan ID 200586	Fixed	3.500%	1/1/2043	298,831
238,286	Loan ID 200588	Fixed	3.750%	5/1/2042	234,292
63,441	Loan ID 200593	Fixed	3.875%	6/1/2042	62,778
216,664	Loan ID 200594	Fixed	4.250%	4/1/2043	219,251
36,748	Loan ID 200597	Fixed	5.625%	2/1/2044	38,586
130,374	Loan ID 200598	Fixed	4.625%	2/1/2044	123,658
179,149	Loan ID 200600	Fixed	4.625%	4/1/2044	184,415
174,992	Loan ID 200602	Fixed	3.750%	3/1/2043	171,803
23,704	Loan ID 200603	Fixed	4.125%	6/1/2043	23,706
69,506	Loan ID 200604	Fixed	3.500%	1/1/2043	67,044
141,499	Loan ID 200605	Fixed	4.875%	12/1/2043	147,035
128,476	Loan ID 200608	Fixed	4.125%	11/1/2043	129,099
119,579	Loan ID 200612	Fixed	4.500%	2/1/2043	122,263
193,749	Loan ID 200613	Fixed	3.369%	1/1/2043	185,116
97,219	Loan ID 200615	Fixed	4.250%	8/1/2043	98,155
325,696	Loan ID 200616	Fixed	4.875%	2/1/2044	338,275
217,871	Loan ID 200620	Fixed	4.250%	10/1/2043	220,140
125,177	Loan ID 200621	Fixed	3.625%	1/1/2043	121,427
68,898	Loan ID 200623	Fixed	4.375%	12/1/2042	69,900
125,358	Loan ID 200627	Fixed	4.250%	10/1/2043	126,684
159,109	Loan ID 200630	Fixed	5.250%	9/1/2043	167,064
330,586	Loan ID 200632	Fixed	5.250%	5/1/2044	347,115
215,962	Loan ID 200633	Fixed	5.125%	5/1/2044	225,907
220,476	Loan ID 200634	Fixed	4.375%	1/1/2044	224,173
139,527	Loan ID 200642	Fixed	5.000%	3/1/2044	131,622
112,999	Loan ID 200645	Fixed	5.000%	4/1/2044	117,916
136,247	Loan ID 200649	Fixed	4.375%	3/1/2044	117,169
124,435	Loan ID 200650	Fixed	4.875%	5/1/2044	127,517
240,029	Loan ID 200651	Fixed	3.625%	7/1/2043	233,190
132,702	Loan ID 200655	Fixed	3.375%	5/1/2043	126,610
144,011	Loan ID 200656	Fixed	6.875%	7/1/2037	136,605
141,734	Loan ID 200657	Fixed	4.875%	8/1/2051	147,326

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$171,927	Loan ID 200660	Fixed	5.875%	3/1/2038	$180,524
201,986	Loan ID 200662	Fixed	5.000%	3/1/2044	210,830
66,061	Loan ID 200663	Fixed	4.750%	5/1/2044	68,367
286,191	Loan ID 200668	Fixed	3.625%	4/1/2043	278,906
149,204	Loan ID 200669	Fixed	5.250%	4/1/2044	156,495
53,685	Loan ID 200670	Fixed	4.375%	2/1/2029	54,502
226,850	Loan ID 200671	Fixed	4.625%	8/1/2043	232,952
148,726	Loan ID 200672	Fixed	3.750%	7/1/2043	145,706
296,544	Loan ID 200674	Fixed	4.500%	5/1/2044	302,970
101,429	Loan ID 200677	Fixed	3.625%	5/1/2028	98,670
443,286	Loan ID 200678	Fixed	4.375%	2/1/2044	450,067
244,412	Loan ID 200679	Fixed	5.000%	4/1/2044	205,885
182,045	Loan ID 200682	Fixed	4.875%	5/1/2044	170,234
121,203	Loan ID 200684	Fixed	4.875%	4/1/2044	126,231
220,430	Loan ID 200685	Fixed	4.875%	5/1/2044	228,616
214,671	Loan ID 200690	Fixed	4.250%	4/1/2044	217,199
233,864	Loan ID 200692	Fixed	4.625%	7/1/2044	239,571
102,191	Loan ID 200694	Fixed	4.500%	9/1/2043	104,401
45,633	Loan ID 200696	Fixed	3.750%	10/1/2042	44,858
87,902	Loan ID 200700	Fixed	4.250%	2/1/2044	88,727
160,533	Loan ID 200701	Fixed	4.750%	6/1/2044	165,726
92,475	Loan ID 200704	Fixed	4.375%	3/1/2043	93,653
126,745	Loan ID 200708	Fixed	4.875%	2/1/2044	132,098
48,798	Loan ID 200709	Fixed	4.375%	4/1/2043	49,544
110,485	Loan ID 200710	Fixed	4.500%	7/1/2044	112,808
108,579	Loan ID 200711	Fixed	3.750%	7/1/2043	106,296
583,987	Loan ID 200714	Fixed	4.175%	11/1/2036	520,944
202,639	Loan ID 200716	ARM	5.400%	8/1/2037	178,206
135,594	Loan ID 200720	ARM	4.875%	4/1/2042	119,174
146,375	Loan ID 200726	Fixed	4.375%	9/1/2037	100,718
157,240	Loan ID 200727	Fixed	3.500%	7/1/2037	152,745
442,662	Loan ID 200730	ARM	4.750%	9/1/2036	344,871
190,144	Loan ID 200732	Fixed	4.125%	9/1/2027	191,068
219,220	Loan ID 200733	Fixed	3.750%	12/1/2042	215,327
228,557	Loan ID 200734	ARM	3.375%	4/1/2044	228,716
97,229	Loan ID 200735	Fixed	4.500%	6/1/2044	99,438
138,834	Loan ID 200736	Fixed	4.750%	5/1/2044	129,020
168,911	Loan ID 200742	Fixed	4.250%	4/1/2043	170,190
183,287	Loan ID 200744	Fixed	3.625%	6/1/2043	178,143
432,447	Loan ID 200748	Fixed	4.750%	12/1/2043	446,543
147,668	Loan ID 200749	Fixed	4.750%	9/1/2043	152,907
226,733	Loan ID 200750	Fixed	4.750%	5/1/2044	235,009
57,587	Loan ID 200753	Fixed	5.250%	5/1/2044	60,241
52,958	Loan ID 200755	Fixed	4.250%	6/1/2043	53,542
183,051	Loan ID 200756	Fixed	4.875%	11/1/2043	183,051
119,995	Loan ID 200759	Fixed	3.750%	6/1/2043	117,905
164,066	Loan ID 200760	Fixed	3.750%	6/1/2043	161,046
285,884	Loan ID 200762	Fixed	3.875%	5/1/2042	283,197
146,757	Loan ID 200763	Fixed	4.250%	11/1/2043	148,081
196,404	Loan ID 200765	Fixed	4.875%	11/1/2043	203,596

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$468,475	Loan ID 200766	Fixed	3.625%	12/1/2042	$456,606
172,320	Loan ID 200771	Fixed	4.500%	4/1/2043	172,320
234,773	Loan ID 200772	Fixed	3.750%	3/1/2043	230,668
195,894	Loan ID 200774	Fixed	3.875%	7/1/2043	193,756
42,672	Loan ID 200775	Fixed	4.250%	4/1/2043	43,044
77,916	Loan ID 200776	Fixed	4.250%	3/1/2044	78,577
51,617	Loan ID 200777	Fixed	4.750%	6/1/2044	46,378
161,441	Loan ID 200781	Fixed	4.625%	9/1/2044	164,563
135,256	Loan ID 200783	Fixed	4.750%	9/1/2044	139,917
107,794	Loan ID 200785	Fixed	4.500%	8/1/2044	110,141
218,337	Loan ID 200786	Fixed	4.625%	7/1/2044	225,022
41,614	Loan ID 200787	Fixed	4.750%	9/1/2044	42,716
124,508	Loan ID 200789	Fixed	3.750%	9/1/2044	122,030
145,403	Loan ID 200790	Fixed	4.250%	8/1/2044	147,108
195,963	Loan ID 200791	Fixed	4.875%	6/1/2044	202,529
88,720	Loan ID 200795	Fixed	6.750%	8/1/2036	93,156
69,677	Loan ID 200796	Fixed	5.170%	12/1/2053	21,384
57,836	Loan ID 200799	Fixed	4.000%	2/5/2053	54,341
63,305	Loan ID 200800	Fixed	4.000%	1/1/2053	57,369
150,775	Loan ID 200805	Fixed	4.625%	7/1/2050	114,085
156,109	Loan ID 200806	Fixed	5.000%	8/1/2049	120,075
56,188	Loan ID 200808	Fixed	4.250%	11/1/2050	26,544
114,611	Loan ID 200809	Fixed	5.000%	4/1/2050	67,509
232,370	Loan ID 200814	Fixed	8.250%	7/1/2039	243,989
277,232	Loan ID 200817	Fixed	5.000%	1/1/2050	190,203
200,654	Loan ID 200821	Fixed	4.250%	8/1/2044	202,879
78,031	Loan ID 200823	Fixed	4.250%	9/1/2044	78,904
213,031	Loan ID 200824	Fixed	4.250%	8/1/2044	211,779
102,248	Loan ID 200826	Fixed	4.375%	9/1/2044	103,347
197,935	Loan ID 200829	Fixed	4.375%	7/1/2043	201,023
194,708	Loan ID 200830	ARM	2.875%	7/1/2044	195,045
62,593	Loan ID 200831	Fixed	4.250%	10/1/2044	62,959
327,220	Loan ID 200832	Fixed	4.250%	10/1/2044	329,993
153,471	Loan ID 200834	Fixed	4.125%	7/1/2043	153,983
315,516	Loan ID 200835	Fixed	5.000%	8/1/2043	329,979
223,895	Loan ID 200839	Fixed	5.000%	5/1/2044	233,925
287,974	Loan ID 200844	Fixed	4.500%	7/1/2043	294,378
194,800	Loan ID 200846	Fixed	4.375%	11/1/2043	198,355
175,488	Loan ID 200847	Fixed	4.750%	10/1/2044	181,249
104,748	Loan ID 200853	Fixed	5.000%	4/1/2037	109,175
222,888	Loan ID 200855	ARM	4.727%	7/1/2037	119,316
186,628	Loan ID 200856	Fixed	6.500%	6/1/2042	117,112
256,886	Loan ID 200858	Fixed	4.000%	1/1/2053	225,225
161,509	Loan ID 200860	Fixed	3.875%	3/1/2052	132,491
413,700	Loan ID 200861	Fixed	2.000%	6/1/2054	264,894
242,196	Loan ID 200863	Fixed	3.380%	7/1/2052	232,009
256,814	Loan ID 200866	Fixed	3.000%	5/1/2053	218,919
109,498	Loan ID 200867	Fixed	3.370%	9/1/2053	94,214
194,201	Loan ID 200873	Fixed	4.525%	11/1/2053	145,242
192,940	Loan ID 200876	ARM	3.750%	5/1/2035	154,998

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$182,351	Loan ID 200880	Fixed	4.250%	6/1/2043	$184,170
70,434	Loan ID 200883	Fixed	3.375%	5/1/2028	67,146
88,062	Loan ID 200886	Fixed	4.250%	10/1/2044	88,812
243,146	Loan ID 200887	Fixed	4.750%	9/1/2044	250,859
198,189	Loan ID 200891	Fixed	4.250%	10/1/2044	199,646
241,938	Loan ID 200892	Fixed	3.750%	9/1/2043	237,057
214,829	Loan ID 200895	Fixed	3.875%	11/1/2043	212,612
187,602	Loan ID 200897	Fixed	4.750%	10/1/2044	151,833
341,522	Loan ID 200900	Fixed	4.375%	9/1/2044	347,866
630,835	Loan ID 200902	Fixed	4.250%	9/1/2044	637,931
241,752	Loan ID 200904	Fixed	5.125%	9/1/2044	253,373
388,526	Loan ID 200905	Fixed	5.375%	9/1/2044	407,952
288,394	Loan ID 200906	Fixed	4.875%	2/1/2035	299,098
357,759	Loan ID 200907	ARM	5.450%	8/1/2047	361,144
102,628	Loan ID 200908	Fixed	4.000%	6/1/2049	102,699
112,000	Loan ID 200909	Fixed	4.870%	3/1/2046	90,497
195,903	Loan ID 200910	Fixed	4.300%	4/1/2053	167,551
698,657	Loan ID 200912	Fixed	4.500%	3/1/2037	714,991
57,389	Loan ID 200913	Fixed	4.250%	5/1/2047	51,331
143,893	Loan ID 200914	Fixed	2.875%	12/1/2047	135,396
88,809	Loan ID 200916	Fixed	4.000%	10/1/2037	85,789
155,770	Loan ID 200917	Fixed	4.875%	1/1/2051	161,947
91,465	Loan ID 200921	ARM	5.625%	7/1/2051	96,038
411,977	Loan ID 200922	Fixed	3.340%	9/1/2053	405,548
499,221	Loan ID 200924	Fixed	5.500%	9/1/2051	524,182
305,071	Loan ID 200927	Fixed	3.000%	8/1/2038	289,261
115,635	Loan ID 200928	Fixed	4.800%	12/1/2036	119,593
155,694	Loan ID 200929	Fixed	4.625%	1/1/2043	159,720
382,248	Loan ID 200931	Fixed	4.250%	12/1/2052	340,928
291,060	Loan ID 200933	Fixed	4.250%	3/1/2043	294,085
109,868	Loan ID 200934	Fixed	3.810%	1/1/2043	108,167
171,365	Loan ID 200935	Fixed	3.875%	4/1/2043	169,638
186,712	Loan ID 200936	Fixed	4.000%	5/1/2042	186,190
190,393	Loan ID 200940	Fixed	3.250%	2/1/2043	179,716
110,372	Loan ID 200941	Fixed	3.780%	1/1/2043	108,483
268,979	Loan ID 200942	Fixed	4.000%	4/1/2043	268,154
100,716	Loan ID 200944	Fixed	4.500%	2/1/2044	102,542
277,560	Loan ID 200947	Fixed	4.000%	2/1/2043	276,576
125,202	Loan ID 200948	Fixed	4.625%	12/1/2042	128,039
270,854	Loan ID 200949	Fixed	3.875%	4/1/2043	268,112
174,973	Loan ID 200952	Fixed	3.875%	1/1/2043	173,143
112,741	Loan ID 200953	Fixed	3.750%	12/1/2042	110,618
363,849	Loan ID 200954	Fixed	3.625%	1/1/2043	354,185
314,544	Loan ID 200955	Fixed	3.250%	5/1/2043	297,193
257,549	Loan ID 200956	Fixed	5.000%	8/1/2051	269,174
402,613	Loan ID 200959	Fixed	4.000%	11/1/2042	401,672
350,788	Loan ID 200960	Fixed	3.500%	1/1/2043	338,125
198,031	Loan ID 200962	Fixed	4.250%	10/1/2044	200,100
114,345	Loan ID 200963	Fixed	4.750%	9/1/2044	117,906
340,414	Loan ID 200964	Fixed	3.750%	7/1/2043	334,112

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$141,660	Loan ID 200966	Fixed	4.875%	7/1/2044	$146,747
92,150	Loan ID 200968	Fixed	4.250%	11/1/2044	68,646
351,258	Loan ID 200969	Fixed	4.875%	8/1/2043	364,715
149,281	Loan ID 200974	Fixed	4.250%	10/1/2044	150,768
342,228	Loan ID 200977	Fixed	4.875%	9/1/2044	355,928
195,639	Loan ID 200983	Fixed	4.375%	8/1/2044	198,859
110,936	Loan ID 200987	Fixed	4.625%	10/1/2044	113,808
184,305	Loan ID 200989	Fixed	3.750%	6/1/2029	180,025
273,394	Loan ID 200992	Fixed	4.125%	5/1/2043	274,516
162,922	Loan ID 200993	Fixed	2.004%	7/15/2049	136,584
54,709	Loan ID 200996	Fixed	2.500%	8/1/2048	29,878
356,283	Loan ID 200998	Fixed	3.875%	12/1/2050	347,892
69,920	Loan ID 201000	Fixed	5.125%	2/1/2039	73,335
23,034	Loan ID 201002	Fixed	0.000%	10/1/2024	19,350
125,412	Loan ID 201005	Fixed	4.750%	7/1/2041	129,814
41,779	Loan ID 201006	Fixed	6.875%	3/1/2038	43,868
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
61,923	Loan ID 201009	Fixed	0.000%	4/1/2033	52,287
77,341	Loan ID 201010	Fixed	5.500%	4/1/2039	81,208
27,356	Loan ID 201011	Fixed	0.000%	2/1/2023	23,021
44,888	Loan ID 201012	Fixed	7.500%	12/1/2038	46,543
54,557	Loan ID 201013	Fixed	7.500%	12/1/2038	47,011
80,279	Loan ID 201014	Fixed	0.000%	2/1/2033	67,427
7,194	Loan ID 201015	Fixed	0.000%	3/29/2021	6,113
102,495	Loan ID 201016	Fixed	6.500%	2/1/2036	107,620
19,516	Loan ID 201017	Fixed	0.000%	4/1/2032	16,408
85,718	Loan ID 201020	Fixed	0.000%	10/1/2034	72,114
75,773	Loan ID 201022	ARM	4.875%	5/1/2037	62,903
136,184	Loan ID 201023	Fixed	6.450%	2/1/2036	127,361
77,141	Loan ID 201026	Fixed	7.750%	12/1/2035	80,351
104,757	Loan ID 201027	ARM	9.538%	3/1/2037	109,995
100,336	Loan ID 201030	Fixed	5.000%	7/1/2042	105,086
137,532	Loan ID 201032	Fixed	4.500%	11/1/2044	139,566
277,388	Loan ID 201033	Fixed	4.125%	12/1/2044	278,696
88,368	Loan ID 201036	Fixed	4.375%	12/1/2044	89,650
67,199	Loan ID 201037	Fixed	8.250%	7/1/2039	70,558
89,284	Loan ID 201041	Fixed	3.750%	11/1/2052	61,805
111,392	Loan ID 201043	Fixed	4.000%	4/1/2039	104,377
172,905	Loan ID 201044	Fixed	4.870%	3/29/2037	179,640
105,328	Loan ID 201045	Fixed	3.375%	7/1/2037	83,244
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	176,539
106,813	Loan ID 201047	Fixed	3.625%	4/1/2053	98,924
171,525	Loan ID 201048	Fixed	3.875%	4/1/2052	156,713
64,114	Loan ID 201053	Fixed	3.860%	7/1/2053	63,637
205,752	Loan ID 201054	Fixed	2.400%	5/17/2050	178,619
574,380	Loan ID 201056	Fixed	2.000%	7/1/2054	490,507
161,626	Loan ID 201057	Fixed	3.000%	1/1/2050	139,801
125,100	Loan ID 201058	Fixed	3.500%	8/1/2037	107,517
105,305	Loan ID 201060	ARM	5.000%	7/1/2035	93,543
85,325	Loan ID 201061	Fixed	5.000%	2/1/2050	71,456

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$115,437	Loan ID 201062	Fixed	3.100%	4/1/2047	$109,204
121,134	Loan ID 201063	Fixed	4.000%	9/1/2047	106,432
224,616	Loan ID 201066	Fixed	4.250%	12/1/2046	227,237
423,077	Loan ID 201067	Fixed	4.750%	1/1/2044	436,942
66,669	Loan ID 201069	Fixed	4.625%	12/1/2044	68,447
598,838	Loan ID 201070	Fixed	4.250%	2/1/2045	603,456
96,519	Loan ID 201072	Fixed	3.500%	3/1/2028	93,191
92,801	Loan ID 201075	Fixed	4.375%	10/1/2044	94,217
120,738	Loan ID 201076	Fixed	3.500%	12/1/2042	116,384
130,494	Loan ID 201077	Fixed	3.625%	7/1/2044	127,007
219,892	Loan ID 201084	Fixed	5.000%	8/1/2038	229,720
142,958	Loan ID 201086	Fixed	4.625%	11/1/2044	147,088
153,633	Loan ID 201091	Fixed	4.125%	1/1/2045	153,196
243,675	Loan ID 201092	Fixed	5.250%	4/1/2046	255,858
132,227	Loan ID 201093	Fixed	4.125%	9/1/2043	129,432
142,319	Loan ID 201094	Fixed	4.550%	3/1/2044	145,105
88,223	Loan ID 201100	Fixed	4.125%	7/1/2043	88,685
340,535	Loan ID 201101	Fixed	4.625%	3/1/2045	349,389
147,544	Loan ID 201103	ARM	2.875%	5/1/2044	148,732
155,415	Loan ID 201104	Fixed	4.375%	4/1/2045	157,617
74,658	Loan ID 201107	Fixed	5.150%	2/1/2036	78,244
150,192	Loan ID 201108	Fixed	4.750%	2/1/2054	140,969
501,540	Loan ID 201110	ARM	5.750%	4/1/2037	413,001
158,393	Loan ID 201111	Fixed	4.875%	4/1/2050	105,267
233,988	Loan ID 201112	Fixed	4.750%	8/1/2037	241,970
77,314	Loan ID 201113	Fixed	5.750%	12/1/2052	81,179
116,805	Loan ID 201114	Fixed	8.087%	5/1/2054	68,924
496,370	Loan ID 201115	Fixed	4.000%	2/1/2051	489,725
86,246	Loan ID 201121	Fixed	4.125%	10/1/2037	81,356
83,706	Loan ID 201122	Fixed	4.750%	11/1/2048	78,872
235,021	Loan ID 201124	Fixed	4.750%	4/1/2040	243,156
78,494	Loan ID 201127	ARM	4.750%	4/1/2037	74,216
114,718	Loan ID 201130	Fixed	4.850%	12/1/2037	117,939
115,637	Loan ID 201131	Fixed	8.250%	5/1/2053	120,247
166,651	Loan ID 201132	Fixed	4.250%	7/1/2037	139,757
193,137	Loan ID 201134	Fixed	3.000%	10/1/2053	160,744
53,548	Loan ID 201138	Fixed	4.250%	3/1/2034	54,159
157,161	Loan ID 201139	Fixed	3.000%	11/1/2053	83,432
148,069	Loan ID 201140	Fixed	4.870%	1/1/2038	153,920
84,543	Loan ID 201143	Fixed	3.500%	11/1/2037	71,481
222,652	Loan ID 201145	Fixed	4.375%	4/1/2051	223,972
128,545	Loan ID 201146	Fixed	4.875%	8/1/2054	119,098
107,091	Loan ID 201147	Fixed	4.125%	11/1/2051	97,726
92,379	Loan ID 201148	Fixed	3.950%	10/1/2042	92,230
312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	165,544
244,773	Loan ID 201153	Fixed	5.850%	6/1/2050	230,371
91,962	Loan ID 201155	Fixed	3.000%	11/1/2053	59,361
62,829	Loan ID 201156	Fixed	5.000%	4/1/2050	48,725
283,831	Loan ID 201157	Fixed	4.000%	3/1/2055	283,665
198,981	Loan ID 201160	Fixed	4.920%	10/1/2049	141,871

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$373,863	Loan ID 201163	Fixed	4.750%	12/1/2049	$245,506
161,752	Loan ID 201164	Fixed	4.250%	11/1/2051	163,621
106,792	Loan ID 201165	Fixed	4.750%	1/1/2044	110,401
423,027	Loan ID 201168	Fixed	3.875%	4/1/2052	373,454
102,932	Loan ID 201169	Fixed	5.934%	9/1/2037	61,307
62,284	Loan ID 201170	Fixed	4.375%	7/1/2037	63,389
105,463	Loan ID 201173	Fixed	4.000%	11/1/2047	51,905
142,346	Loan ID 201174	Fixed	4.750%	1/1/2053	147,249
131,761	Loan ID 201176	Fixed	4.250%	8/1/2053	133,276
296,106	Loan ID 201179	Fixed	4.750%	5/1/2051	231,890
287,292	Loan ID 201181	Fixed	4.500%	4/1/2034	293,609
130,067	Loan ID 201183	Fixed	3.500%	10/1/2052	113,450
61,606	Loan ID 201184	Fixed	4.000%	6/1/2049	61,648
251,871	Loan ID 201185	Fixed	6.760%	10/1/2053	218,363
79,071	Loan ID 201187	Fixed	3.000%	11/1/2048	18,948
609,069	Loan ID 201196	Fixed	3.000%	11/1/2036	519,950
170,369	Loan ID 201197	Fixed	5.125%	8/1/2037	153,038
325,601	Loan ID 201199	Fixed	5.125%	11/1/2046	337,882
275,429	Loan ID 201200	Fixed	4.500%	3/1/2044	282,152
436,525	Loan ID 201204	Fixed	3.750%	4/1/2045	426,650
143,857	Loan ID 201205	Fixed	4.625%	1/1/2045	147,804
126,032	Loan ID 201206	Fixed	3.990%	4/1/2045	125,231
410,769	Loan ID 201207	Fixed	4.625%	8/1/2051	414,591
112,512	Loan ID 201208	Fixed	4.625%	4/1/2045	105,275
173,925	Loan ID 201209	Fixed	4.250%	4/1/2045	165,646
124,471	Loan ID 201211	Fixed	4.125%	7/1/2044	99,722
361,023	Loan ID 201212	Fixed	4.625%	10/1/2058	304,920
192,300	Loan ID 201213	Fixed	4.875%	8/1/2044	195,642
524,330	Loan ID 201214	ARM	3.875%	9/1/2043	408,922
121,986	Loan ID 201218	Fixed	4.125%	1/1/2045	119,759
62,497	Loan ID 201221	Fixed	3.250%	5/1/2043	53,079
46,808	Loan ID 201222	Fixed	5.125%	1/1/2045	48,025
195,470	Loan ID 201223	Fixed	3.875%	4/1/2030	200,067
57,572	Loan ID 201226	Fixed	5.000%	3/1/2045	59,723
59,660	Loan ID 201229	Fixed	3.250%	7/1/2024	59,136
120,546	Loan ID 201232	Fixed	4.500%	1/1/2045	121,985
250,383	Loan ID 201233	Fixed	4.500%	12/1/2044	254,075
227,307	Loan ID 201237	Fixed	3.750%	5/1/2045	222,836
154,240	Loan ID 201240	Fixed	4.250%	10/1/2045	125,997
288,051	Loan ID 201241	Fixed	4.375%	7/1/2045	293,275
220,157	Loan ID 201242	Fixed	4.625%	11/1/2044	224,304
107,033	Loan ID 201243	Fixed	4.625%	11/1/2045	109,647
389,057	Loan ID 201244	Fixed	4.500%	6/1/2045	396,512
110,915	Loan ID 201245	Fixed	4.750%	8/1/2044	114,671
97,977	Loan ID 201248	Fixed	4.875%	7/1/2044	101,372
457,476	Loan ID 201249	Fixed	4.625%	8/1/2045	275,486
154,364	Loan ID 201254	ARM	9.000%	9/1/2034	154,364
236,743	Loan ID 201255	ARM	9.000%	6/1/2035	212,883
21,678	Loan ID 201256	ARM	10.500%	10/1/2021	22,693
233,014	Loan ID 201257	Fixed	4.500%	5/1/2044	236,473

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$88,444	Loan ID 201258	Fixed	4.500%	6/1/2045	$78,010
167,779	Loan ID 201260	Fixed	4.750%	9/1/2045	172,334
58,992	Loan ID 201262	Fixed	4.200%	1/1/2046	50,075
48,867	Loan ID 201263	Fixed	4.750%	10/1/2045	45,099
348,899	Loan ID 201265	Fixed	4.750%	6/1/2045	359,591
142,176	Loan ID 201266	Fixed	4.500%	2/1/2046	144,483
230,333	Loan ID 201268	Fixed	4.250%	6/1/2045	232,397
147,630	Loan ID 201270	Fixed	4.125%	2/1/2045	147,615
248,058	Loan ID 201271	Fixed	4.500%	6/1/2045	252,865
136,602	Loan ID 201272	Fixed	4.750%	11/1/2044	140,755
235,252	Loan ID 201273	Fixed	4.500%	12/1/2045	239,322
211,979	Loan ID 201274	Fixed	4.125%	10/1/2045	211,549
187,521	Loan ID 201278	Fixed	3.750%	12/1/2045	179,379
361,775	Loan ID 201280	Fixed	4.500%	4/1/2046	367,808
149,497	Loan ID 201281	Fixed	4.875%	7/1/2044	154,877
126,887	Loan ID 201282	Fixed	5.250%	1/1/2046	132,094
108,204	Loan ID 201283	Fixed	4.250%	11/1/2045	108,137
120,357	Loan ID 201284	Fixed	3.625%	2/1/2029	122,004
29,867	Loan ID 201285	Fixed	4.625%	11/1/2028	30,864
107,577	Loan ID 201286	Fixed	4.375%	12/1/2045	109,051
83,259	Loan ID 201289	Fixed	4.000%	3/1/2045	82,326
242,296	Loan ID 201290	Fixed	4.750%	7/1/2045	249,985
297,667	Loan ID 201291	Fixed	5.000%	8/1/2045	307,670
36,292	Loan ID 201293	Fixed	4.875%	9/1/2045	37,271
121,776	Loan ID 201294	Fixed	4.625%	2/1/2046	124,444
745,161	Loan ID 201296	Fixed	4.250%	2/1/2046	746,633
332,723	Loan ID 201297	Fixed	4.875%	8/1/2045	344,349
251,788	Loan ID 201299	Fixed	4.250%	12/1/2045	104,299
195,390	Loan ID 201300	Fixed	4.750%	3/1/2046	195,390
71,319	Loan ID 201301	Fixed	4.550%	10/1/2044	72,622
132,533	Loan ID 201302	Fixed	4.250%	5/1/2045	133,268
221,336	Loan ID 201304	Fixed	4.125%	2/1/2046	221,175
145,198	Loan ID 201305	Fixed	4.625%	8/1/2044	148,735
114,464	Loan ID 201306	Fixed	3.875%	9/1/2045	113,880
171,559	Loan ID 201307	Fixed	4.250%	10/1/2048	172,363
61,053	Loan ID 201308	Fixed	4.625%	11/1/2045	62,231
158,874	Loan ID 201309	Fixed	4.000%	9/1/2045	155,213
183,628	Loan ID 201310	Fixed	4.750%	9/1/2045	166,190
317,543	Loan ID 201313	Fixed	4.625%	1/1/2046	290,513
110,460	Loan ID 201315	Fixed	4.375%	9/1/2045	111,458
158,853	Loan ID 201316	Fixed	4.500%	2/1/2046	128,135
168,722	Loan ID 201319	Fixed	4.375%	10/1/2045	168,161
133,384	Loan ID 201324	Fixed	5.250%	4/1/2046	137,604
173,841	Loan ID 201326	Fixed	4.625%	3/1/2046	177,502
187,094	Loan ID 201328	Fixed	4.250%	11/1/2045	118,306
265,217	Loan ID 201330	Fixed	4.375%	6/1/2046	268,566
342,466	Loan ID 201333	Fixed	3.875%	1/1/2046	268,337
189,152	Loan ID 201335	Fixed	4.750%	1/1/2046	193,831
187,143	Loan ID 201336	Fixed	4.750%	1/1/2046	154,284
408,959	Loan ID 201339	Fixed	4.625%	7/1/2045	429,407

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$142,141	Loan ID 201342	Fixed	4.750%	7/1/2045	$146,509
84,650	Loan ID 201343	Fixed	4.250%	11/1/2045	85,096
72,010	Loan ID 201344	Fixed	5.000%	7/1/2044	75,098
133,474	Loan ID 201345	Fixed	4.125%	5/1/2045	130,970
466,433	Loan ID 201347	Fixed	5.750%	5/1/2046	486,826
442,411	Loan ID 201348	Fixed	6.500%	5/1/2046	464,532
237,638	Loan ID 201350	Fixed	4.000%	6/1/2045	202,688
62,005	Loan ID 201351	Fixed	4.500%	4/1/2045	36,837
70,403	Loan ID 201352	Fixed	4.875%	3/1/2045	72,377
495,551	Loan ID 201354	Fixed	3.375%	7/1/2046	499,970
132,402	Loan ID 201355	Fixed	5.250%	12/1/2045	138,037
102,417	Loan ID 201356	Fixed	4.625%	10/1/2045	104,642
148,191	Loan ID 201358	Fixed	4.875%	7/1/2045	135,649
142,593	Loan ID 201361	Fixed	5.250%	7/1/2044	149,226
123,098	Loan ID 201363	Fixed	4.250%	2/1/2046	82,153
110,580	Loan ID 201364	Fixed	3.875%	4/1/2046	106,511
336,097	Loan ID 201365	Fixed	4.250%	10/1/2045	336,951
47,324	Loan ID 201368	Fixed	5.125%	2/1/2045	49,187
179,881	Loan ID 201370	Fixed	4.250%	7/1/2046	155,681
99,318	Loan ID 201371	Fixed	4.125%	4/1/2046	98,734
256,970	Loan ID 201372	Fixed	4.625%	8/1/2046	261,919
155,259	Loan ID 201373	Fixed	5.125%	4/1/2046	161,257
591,753	Loan ID 201374	Fixed	4.500%	5/1/2040	605,517
142,154	Loan ID 201375	Fixed	4.500%	6/1/2045	144,807
266,612	Loan ID 201376	Fixed	4.375%	5/1/2046	269,683
290,121	Loan ID 201377	Fixed	3.875%	5/1/2046	304,627
67,157	Loan ID 201379	Fixed	5.000%	10/1/2045	69,384
313,410	Loan ID 201381	Fixed	4.875%	7/1/2045	323,676
133,091	Loan ID 201383	Fixed	4.125%	12/1/2045	138,734
77,935	Loan ID 201384	Fixed	4.375%	10/1/2045	81,547
137,677	Loan ID 201385	Fixed	4.625%	12/1/2045	144,561
72,978	Loan ID 201386	Fixed	5.250%	5/1/2046	76,627
233,381	Loan ID 201390	Fixed	5.125%	9/1/2045	241,799
392,400	Loan ID 201391	Fixed	5.125%	10/1/2045	405,890
166,732	Loan ID 201392	Fixed	3.750%	2/1/2046	108,376
425,374	Loan ID 201393	Fixed	3.750%	4/1/2056	432,905
77,638	Loan ID 201394	Fixed	6.700%	6/1/2034	81,520
84,454	Loan ID 201395	Fixed	6.300%	7/1/2044	78,299
71,391	Loan ID 201396	Fixed	5.000%	9/1/2046	74,512
262,531	Loan ID 201397	Fixed	4.125%	1/1/2046	261,821
81,749	Loan ID 201399	Fixed	5.000%	11/1/2045	84,454
84,943	Loan ID 201400	Fixed	4.750%	7/1/2044	87,451
89,958	Loan ID 201401	Fixed	4.750%	10/1/2044	92,487
93,152	Loan ID 201403	Fixed	4.750%	8/1/2044	76,612
133,700	Loan ID 201404	Fixed	4.750%	10/1/2044	110,160
70,875	Loan ID 201405	Fixed	5.250%	8/1/2044	74,401
54,185	Loan ID 201406	Fixed	4.250%	6/1/2046	54,154
239,296	Loan ID 201407	Fixed	4.875%	1/1/2046	246,871
163,581	Loan ID 201408	Fixed	4.125%	1/1/2046	163,699
161,732	Loan ID 201411	Fixed	4.750%	12/1/2045	166,611

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$140,748	Loan ID 201412	Fixed	5.750%	12/1/2045	$134,841
332,073	Loan ID 201413	Fixed	4.500%	7/1/2045	294,927
73,261	Loan ID 201414	Fixed	4.250%	7/1/2044	73,813
56,899	Loan ID 201415	Fixed	8.000%	4/1/2034	59,744
54,065	Loan ID 201416	Fixed	10.000%	7/1/2033	56,769
60,516	Loan ID 201417	Fixed	6.000%	8/1/2037	63,541
41,877	Loan ID 201419	Fixed	10.000%	11/1/2033	43,971
56,664	Loan ID 201422	Fixed	4.625%	10/1/2046	57,262
680,324	Loan ID 201423	ARM	3.875%	6/1/2045	695,469
283,124	Loan ID 201424	Fixed	4.125%	10/1/2044	282,870
656,920	Loan ID 201425	Fixed	3.875%	4/1/2046	645,867
311,583	Loan ID 201426	Fixed	4.875%	3/1/2044	322,788
534,074	Loan ID 201428	ARM	3.250%	4/1/2045	533,226
194,462	Loan ID 201431	Fixed	4.875%	5/1/2045	177,722
277,849	Loan ID 201432	Fixed	5.000%	8/1/2046	286,385
97,650	Loan ID 201434	Fixed	4.375%	6/1/2046	102,533
89,693	Loan ID 201436	Fixed	4.375%	5/1/2045	94,177
127,762	Loan ID 201437	Fixed	4.750%	5/1/2046	115,802
696,286	Loan ID 201438	ARM	3.375%	4/1/2046	698,551
177,954	Loan ID 201439	Fixed	5.000%	12/1/2045	184,484
315,228	Loan ID 201440	Fixed	4.625%	7/1/2046	281,527
99,132	Loan ID 201441	Fixed	4.750%	10/1/2045	101,133
295,824	Loan ID 201442	Fixed	4.875%	12/1/2045	302,571
547,428	Loan ID 201443	Fixed	3.875%	8/1/2046	536,694
50,725	Loan ID 201444	Fixed	4.500%	11/1/2044	51,458
101,400	Loan ID 201445	Fixed	4.875%	1/1/2045	104,555
98,418	Loan ID 201446	Fixed	4.875%	1/1/2045	101,645
250,408	Loan ID 201447	Fixed	4.875%	10/1/2044	259,092
109,786	Loan ID 201448	Fixed	4.750%	1/1/2045	112,840
92,207	Loan ID 201449	Fixed	4.000%	8/1/2044	96,817
221,549	Loan ID 201451	Fixed	4.250%	6/1/2045	223,257
186,112	Loan ID 201453	Fixed	5.250%	9/1/2046	191,987
186,112	Loan ID 201454	Fixed	5.250%	9/1/2046	192,156
183,222	Loan ID 201455	Fixed	4.500%	5/1/2046	186,149
207,211	Loan ID 201456	Fixed	4.125%	7/1/2046	206,214
233,164	Loan ID 201458	Fixed	3.875%	9/1/2046	223,622
222,413	Loan ID 201459	Fixed	4.375%	9/1/2044	225,679
156,253	Loan ID 201460	Fixed	4.250%	7/1/2045	157,232
267,726	Loan ID 201461	Fixed	4.125%	12/1/2044	266,322
292,877	Loan ID 201462	Fixed	4.375%	11/1/2044	296,211
469,555	Loan ID 201463	Fixed	4.750%	11/1/2044	481,141
297,037	Loan ID 201464	Fixed	4.375%	6/1/2045	261,078
100,790	Loan ID 201465	Fixed	5.125%	12/1/2044	104,536
272,365	Loan ID 201466	Fixed	4.500%	12/1/2044	276,633
45,769	Loan ID 201467	Fixed	5.250%	3/1/2044	48,058
137,286	Loan ID 201469	Fixed	4.375%	2/1/2045	138,693
278,212	Loan ID 201470	Fixed	4.375%	10/1/2044	281,720
222,581	Loan ID 201471	Fixed	4.500%	1/1/2045	226,241
148,372	Loan ID 201472	Fixed	4.000%	11/1/2044	155,791
303,734	Loan ID 201473	Fixed	4.500%	2/1/2045	309,946

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$91,119	Loan ID 201475	ARM	6.625%	9/1/2036	$95,675
135,555	Loan ID 201476	ARM	8.125%	2/1/2037	119,043
84,241	Loan ID 201477	Fixed	6.750%	11/1/2036	88,453
106,176	Loan ID 201478	Fixed	4.625%	10/1/2045	108,879
127,315	Loan ID 201479	Fixed	4.500%	5/1/2046	129,499
158,072	Loan ID 201480	Fixed	4.250%	11/1/2045	159,182
68,906	Loan ID 201481	Fixed	4.375%	7/1/2046	68,209
134,445	Loan ID 201482	Fixed	4.625%	6/1/2045	136,841
293,786	Loan ID 201483	Fixed	4.125%	12/1/2045	258,759
75,532	Loan ID 201484	Fixed	4.500%	10/1/2046	76,479
62,617	Loan ID 201485	Fixed	5.750%	3/1/2038	65,748
163,693	Loan ID 201487	Fixed	4.625%	2/1/2052	171,878
91,360	Loan ID 201489	Fixed	4.750%	3/1/2046	93,885
106,067	Loan ID 201490	Fixed	4.750%	9/1/2045	108,634
223,230	Loan ID 201491	Fixed	4.250%	2/1/2046	223,408
377,359	Loan ID 201492	Fixed	4.625%	1/1/2047	339,961
79,070	Loan ID 201499	Fixed	4.750%	5/1/2045	80,842
106,292	Loan ID 201502	Fixed	5.250%	4/1/2044	111,607
147,598	Loan ID 201503	Fixed	5.000%	7/1/2046	151,757
448,171	Loan ID 201504	Fixed	4.500%	7/1/2045	410,803
94,591	Loan ID 201505	ARM	5.750%	9/1/2046	98,741
302,134	Loan ID 201506	Fixed	5.000%	2/1/2047	306,096
220,372	Loan ID 201508	Fixed	5.000%	2/1/2047	224,283
233,917	Loan ID 201509	Fixed	5.000%	12/1/2046	216,838
78,995	Loan ID 201511	Fixed	4.375%	1/1/2046	79,481
123,760	Loan ID 201513	Fixed	4.000%	1/1/2046	129,948
137,008	Loan ID 201515	Fixed	5.125%	4/1/2047	139,636
138,522	Loan ID 201516	Fixed	3.875%	4/1/2046	136,032
320,504	Loan ID 201517	Fixed	4.625%	6/1/2046	325,763
405,869	Loan ID 201518	Fixed	4.875%	1/1/2047	419,556
94,877	Loan ID 201519	Fixed	4.750%	9/1/2045	97,737
79,200	Loan ID 201522	Interest Only	9.750%	5/1/2018	77,616
80,496	Loan ID 201523	Fixed	5.125%	7/1/2045	83,383
310,185	Loan ID 201525	ARM	7.500%	9/1/2046	310,185
154,105	Loan ID 201526	Fixed	5.250%	9/1/2044	143,621
367,963	Loan ID 201527	Fixed	4.375%	7/1/2046	369,659
493,021	Loan ID 201533	Fixed	4.750%	5/1/2046	505,380
44,074	Loan ID 201534	Fixed	4.875%	5/1/2047	43,762
330,292	Loan ID 201535	Fixed	4.875%	8/1/2047	339,127
471,603	Loan ID 201536	Fixed	3.375%	4/1/2045	376,314
227,007	Loan ID 201544	Fixed	3.750%	9/1/2047	238,358
272,529	Loan ID 201545	Fixed	4.000%	9/1/2047	273,778
255,252	Loan ID 201546	Fixed	4.375%	1/1/2047	252,828
80,900	Loan ID 201548	Interest Only	12.000%	6/1/2019	80,496
149,500	Loan ID 201549	Interest Only	12.500%	10/1/2018	147,258
142,792	Loan ID 201550	Fixed	5.000%	2/1/2047	147,094
201,620	Loan ID 201551	Fixed	4.500%	2/1/2047	128,695
136,784	Loan ID 201552	Fixed	4.000%	8/1/2047	108,138
290,817	Loan ID 201555	Fixed	4.875%	7/1/2047	271,351

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 101.7%
$47,476	Loan ID 201556	Fixed	4.990%	12/1/2047	$46,130
131,993	Loan ID 201558	Fixed	4.500%	8/1/2047	138,593
99,118	Loan ID 201562	Fixed	4.625%	5/1/2047	104,074
173,460	Loan ID 201563	Fixed	5.875%	12/1/2047	175,140
75,000	Loan ID 201566	Interest Only	11.500%	1/0/1900	73,875
32,500	Loan ID 201572	Fixed	28.000%	1/30/2019	25,039
111,353	Loan ID 201579	Fixed	4.750%	12/1/2036	102,149
491,068	Loan ID 201580	Fixed	7.625%	4/1/2047	515,622
86,280	Loan ID 201581	Fixed	4.125%	10/1/2046	75,632
87,989	Loan ID 201583	Fixed	5.250%	8/1/2047	89,389
98,723	Loan ID 201584	Interest Only	16.000%	7/12/2019	99,068
48,776	Loan ID 201585	Fixed	5.500%	3/1/2048	44,921
386,211	Loan ID 201586	Fixed	4.625%	5/1/2047	380,871
318,133	Loan ID 201587	Fixed	4.375%	1/1/2048	286,502
332,386	Loan ID 201588	Fixed	5.125%	2/1/2048	296,969
64,333	Loan ID 201589	Fixed	5.375%	6/1/2048	64,595
138,624	Loan ID 201590	Fixed	5.200%	5/1/2048	121,772
317,681	Loan ID 201591	Fixed	5.375%	8/1/2048	281,488
75,000	Loan ID 201593	Interest Only	13.500%	5/1/2019	72,750
365,500	Loan ID 201594	Interest Only	11.250%	6/1/2019	360,018
46,800	Loan ID 201597	Interest Only	12.990%	9/1/2019	46,332
68,818	Loan ID 201598	Fixed	6.000%	1/1/2037	63,201
344,982	Loan ID 201599	Fixed	5.000%	7/1/2038	251,647
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	46,214
36,747	Loan ID 201602	Fixed	5.000%	4/20/2032	38,348
59,799	Loan ID 201604	Fixed	8.500%	1/1/2048	61,821
75,488	Loan ID 201605	Fixed	8.750%	3/1/2048	79,233
89,920	Loan ID 201606	Fixed	9.990%	5/1/2048	69,717
57,642	Loan ID 201607	Fixed	9.990%	5/1/2048	57,642
66,466	Loan ID 201608	Fixed	9.990%	6/1/2048	69,790
43,441	Loan ID 201610	Fixed	9.990%	7/1/2048	45,613
59,535	Loan ID 201611	Fixed	9.990%	7/1/2048	62,512
255,000	Loan ID 201612	Interest Only	12.000%	9/1/2019	252,450
194,062	Loan ID 201613	Fixed	4.500%	9/1/2047	169,729
33,750	Loan ID 201614	Interest Only	9.750%	12/1/2019	33,076
500,500	Loan ID 201615	Interest Only	9.500%	1/1/2021	497,999
480,788	Loan ID 201616	Interest Only	9.250%	1/1/2020	478,385
136,822,657	TOTAL MORTGAGE NOTES (Cost - $111,827,067)				131,641,017

	OTHER INVESTMENTS* (Cost - $488,519) - 0.4%				$477,790

	TOTAL INVESTMENTS (Cost - $112,315,586) - 102.1%				$132,118,807
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%				(2,665,966)
	NET ASSETS - 100.0%				$129,452,841

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

Assets:
Investments in Securities at Market Value (identified cost $112,315,586)	$132,118,807
Cash	3,344,908
Interest Receivable	2,099,069
Receivable for Investment Securities Sold and Principal Paydowns	984,842
Receivable for Fund Shares Sold	4,581
Prepaid Expenses and Other Assets	599,272
Total Assets	139,151,479

Liabilities:
Line of Credit	9,265,554
Payable for Securities Purchased	65,162
Payable for Fund Shares Redeemed	—
Accrued Advisory Fees	102,665
Distribution Fees Payable	67
Related Party Payable	51,289
Accrued Expenses and Other Liabilities	213,901
Total Liabilities	9,698,638

Net Assets	$129,452,841

Net Assets consisted of:
Paid-in-Capital	$108,941,237
Accumulated earnings	20,511,604
Net Assets	$129,452,841

Net Asset Value Per Share
Class A Shares:
Net Assets	$129,345,700
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,368,428
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price per Share	$12.47
Offering Price per Share (maximum sales charge of 5.75%)	$13.23

Class C Shares:
Net Assets	$107,141
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	8,431
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price per Share (a)	$12.71

(a)	Early Withdrawal Charge on Shares Repurchased Less Than 365 Days After Purchase of 1.00%

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

Investment Income:
Interest Income	$3,552,298
Total Investment Income	3,552,298

Expenses:
Investment Advisory Fees	810,692
Distribution Fees:
Class C	385
Security Servicing Fees	216,982
Interest Expense	205,693
Transfer Agent Fees	125,395
Fund Reorganization Expense	120,109
Line of Credit Fees	91,513
Audit Fees	91,190
Administration Fees	69,416
Printing Expense	62,249
Security Pricing Expense	60,746
Trustees’ Fees	59,402
Shareholder Servicing Fee	58,384
Legal Fees	54,067
Insurance Expense	49,436
Custody Fees	36,533
Chief Compliance Officer Fees	35,199
Fund Accounting Fees	26,076
Registration & Filing Fees	22,720
Miscellaneous Expenses	5,334
Total Expenses	2,201,521
Less: Expenses Waived by Adviser	(502,096)
Net Expenses	1,699,425
Net Investment Income	1,852,873

Net Realized and Unrealized Gain on Investments:
Net Realized Gain from:
Investments	1,163,112
Net Change in Unrealized Appreciation on:
Investments	4,287,390
Net Realized and Unrealized Gain on Investments	5,450,502

Net Increase in Net Assets Resulting From Operations	$7,303,375

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2019	September 30, 2018 (a)
	(Unaudited)
Operations:
Net Investment Income	$1,852,873	$5,273,668
Net Realized Gain from Investments	1,163,112	2,218,536
Net Change in Unrealized Appreciation/(Depreciation) on Investments	4,287,390	(1,465,814)
Net Increase in Net Assets Resulting From Operations	7,303,375	6,026,390

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(4,720,349)
Class C	—	(760)
Net Realized Gains:
Class A	—	(2,683,322)
Total Distributions Paid*
Class A	(4,770,445)	—
Class C	(2,747)	—
Total Distributions to Shareholders	(4,773,192)	(7,404,431)

Beneficial Interest Transactions:
Proceeds from Shares Issued:
Class A	350,380	5,704,246
Class C	—	100,013
Class I	—	13
Class L	—	13
Distributions Reinvested:
Class A	2,267,420	3,740,905
Class C	2,747	760
Cost of Shares Redeemed:
Class A	(13,458,574)	(31,037,285)
Class I	—	(13)
Class L	—	(13)
Net Decrease in Net Assets from Beneficial Interest Transactions	(10,838,027)	(21,491,361)

Total Decrease in Net Assets	(8,307,844)	(22,869,402)

Net Assets:
Beginning of Period	137,760,685	160,630,087
End of Period **	$129,452,841	$137,760,685

(a)	The Vertical Capital Income Fund Class C, Class I, and Class L commenced operations on January 24, 2018. Class I and Class L closed on June 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes net investment income in excess of distributions of $442,773 as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2019	September 30, 2018 (a)
	(Unaudited)
Share Activity
Class A:
Shares Sold	28,768	448,705
Shares Reinvested	187,678	301,825
Shares Redeemed	(1,106,904)	(2,510,899)
Net Decrease in Shares of Beneficial Interest Outstanding	(890,458)	(1,760,369)

Class C:
Shares Sold	—	8,145
Shares Reinvested	225	61
Net Increase in Shares of Beneficial Interest Outstanding	225	8,206.00

Class I:
Shares Sold	—	1
Shares Redeemed	—	(1)
Net Increase in Shares of Beneficial Interest Outstanding	—	—

Class L:
Shares Sold	—	1
Shares Redeemed	—	(1)
Net Increase in Shares of Beneficial Interest Outstanding	—	—

(a)	The Vertical Capital Income Fund Class C, Class I, and Class L commenced operations on January 24, 2018. Class I and Class L closed on June 27, 2018.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2019

Decrease in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$7,303,375

Adjustments to Reconcile Net Increase in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities:
Purchases of Long-Term Portfolio Investments	(3,028,717)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	10,518,269
Increase in Interest Receivable	(46,750)
Increase in Receivable for Investment Securities Sold and Principal Paydowns	(193,594)
Increase in Prepaid Expenses and Other Assets	(110,875)
Increase in Payable for Securities Purchased	33,021
Increase in Accrued Advisory Fees	93,146
Increase in Distribution Fees Payable	4
Increase in Related Party Payable	2,478
Decrease in Accrued Expenses and Other Liabilities	(2,998)
Amortization of Deferred Financing Fees	101,513
Net Amortization on Investments	(226,587)
Net Realized Gain on Investments	(1,163,112)
Change in Unrealized Appreciation on Investments	(4,287,390)

Net Cash Provided by Operating Activities	8,991,783

Cash Flows Provided by/(Used) for Financing Activities:
Proceeds from Sale of Shares	351,053
Redemption of Shares	(13,458,574)
Dividends Paid to Shareholders, Net of Reinvestments	(2,503,025)
Proceeds from Line of Credit	2,500,000
Net Cash Used for Financing Activities	(13,110,546)

Net Decrease in Cash	(4,118,763)
Cash at Beginning of Period	7,463,671
Cash at End of Period	$3,344,908

Supplemental disclosure of Cash Flow Information:

Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $2,270,167.

Cash Paid for Interest of $206,237.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights
Class A

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended		Ended
	March 31, 2019		September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$12.23		$12.34		$12.49		$11.53		$11.04		$10.87

From Operations:
Net investment income (a)	0.18		0.43		0.39		0.36		0.41		0.51
Net gain (loss) from investments (both realized and unrealized)	0.51		0.06		(0.04	) (b)	1.33		0.56		0.27
Total from operations	0.69		0.49		0.35		1.69		0.97		0.78

Distributions to shareholders from:
Net investment income	(0.25)		(0.39)		(0.40)		(0.38)		(0.44)		(0.56)
Net realized gains	(0.20)		(0.21)		(0.10)		(0.35)		(0.04)		(0.05)
Total distributions	(0.45)		(0.60)		(0.50)		(0.73)		(0.48)		(0.61)

Net Asset Value, End of Period	$12.47		$12.23		$12.34		$12.49		$11.53		$11.04

Total Return (c)	5.95	% (i)	4.03%		2.81%		15.10%		8.86%		7.29%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$129,346		$137,659		$160,630		$182,008		$160,382		$108,610
Ratio of gross expenses to average net assets (d)	3.35	% (h)	3.03	% (e)	2.74	% (e)	2.95	% (e)	2.67	% (e)	2.32%
Ratio of net expenses to average net assets (d)	2.57	% (h)	2.09	% (e)	2.04	% (e)	2.26	% (e)	2.33%		1.91%
Ratio of net investment income to average net assets (d)	2.91	% (h)	3.52	% (e)	3.24	% (e)	2.98	% (e)	3.54%		4.68%
Portfolio turnover rate	2.30	% (i)	5.11%		17.69%		13.72%		2.58%		8.37%
Loan Outstanding, End of Period (000s)	$9,266		$6,664		$—		$—		$13,522		$3,500
Asset Coverage Ratio for Loan Outstanding (f)	1497%		2167%		0%		0%		1286%		3203%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (f)	$14,627		$20,680		$—		$—		$12,672		$32,031
Weighted Average Loans Outstanding (000s) (g)	$7,857		$4,500		$14,368		$12,330		$12,372		$3,398
Weighted Average Interest Rate on Loans Outstanding	5.12%		4.69%		3.88%		3.41%		3.25%		3.25%

(a)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to timing of purchases and redemptions of Fund shares.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(d)	Ratio includes 0.46%, 0.24%, 0.14%, 0.20%, 0.27% and 0.06% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively, that attributed to interest expenses and fees.

(e)	Ratio includes 0.01%, 0.05%, 0.21% and 0.21% for the years ended September 30, 2018, 2017, 2016 and the year ended 2015, respectively, that attributed to advisory transition expenses.

(f)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(g)	Based on monthly weighted average.

(h)	Annualized.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights
Class C

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Period *
	Ended		Ended
	March 31, 2019		September 30, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$12.38		$12.33

From Operations:
Net investment income (a)	0.13		0.25
Net gain (loss) from investments (both realized and unrealized)	0.53		(0.11	) (f)
Total from operations	0.66		0.14

Distributions to shareholders from:
Net investment income	(0.13)		(0.09)
Net realized gains	(0.20)		—
Total distributions	(0.33)		(0.09)

Net Asset Value, End of Period	$12.71		$12.38

Total Return (b)	5.48	% (h)	1.16	% (h)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$107		$102
Ratio of gross expenses to average net assets (c)	4.10	% (g)	3.85	% (g)
Ratio of net expenses to average net assets (c)	3.33	% (g)	2.60	% (g)
Ratio of net investment income to average net assets (c)	2.13	% (g)	2.77	% (g)
Portfolio turnover rate	2.30	% (h)	5.11%
Loan Outstanding, End of Period (000s)	$9,266		$6,664
Asset Coverage Ratio for Loan Outstanding (d)	1497%		2167%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (d)	$14,627		$20,680
Weighted Average Loans Outstanding (000s) (e)	$7,857		$4,500
Weighted Average Interest Rate on Loans Outstanding	5.12%		4.69%

*	The Vertical Capital Income Fund Class C commenced operations on January 24, 2018.

(a)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)	Ratio includes 0.46% and 0.31% for the six months ended March 31, 2019 and the period ended September 30, 2018 that attributed to interest expenses and fees.

(d)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the

(e)	Based on monthly weighted average.

(f)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to timing of purchases and redemptions of Fund shares.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2019

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to seek income. The Fund offered two classes of shares: Class A and Class C. Class A shares commenced operations on December 30, 2011. Class C shares commenced operations on January 24, 2018. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Prior to March 29, 2019, the Fund offered shares at net asset value plus a maximum sales charge of 5.75% for Class A. Oakline Advisors, LLC, serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The following is a summary of significant accounting policies and reporting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund amortizes premiums and discounts using the effective interest rate method. Offering expenses are amortized over 12 months following the time they are incurred.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Security Valuation

Mortgage Notes – The Fund uses an independent third-party pricing service, approved by the Fund’s Board of Trustees (the “Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent outputs are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2019, management estimated that the carrying value of cash and cash equivalents, accounts receivable, prepaid expenses and other assets, line of credit payable, payables for securities purchased, accrued advisory fees, related party payables, and accrued and other liabilities were at amounts that reasonably approximated their fair value based on their highly-liquid nature and short-term maturities. This is considered a Level 1 valuation technique.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$131,641,017	$131,641,017
Other Investments	—	—	477,790	477,790
Total	$—	$—	$132,118,807	$132,118,807

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$133,770,170	$161,100	$133,931,270
Net realized gain (loss)	1,152,383	—	1,152,383
Change in unrealized appreciation	4,296,401	1,718	4,298,119
Return of Capital	—	—
Cost of purchases	3,028,717	—	3,028,717
Proceeds from sales and principal paydowns	(10,355,451)	(162,818)	(10,518,269)
Deed in Lieu of Foreclosure Transfer	—	—	—
Purchase discount amortization	226,587	—	226,587
Net Transfers within level 3	(477,790)	477,790.00	—
Ending balance	$131,641,017	$477,790	$132,118,807

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2019 is $4,741,497.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2019. The table is not all-inclusive, but provides information on the significant Level 3 inputs:

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs
		Comprehensive
		pricing model with
		emphasis on
		discounted cash	Constant
Mortgage Notes	$131,641,017	flows	prepayment rate	0-42.1%	11.1%
			Deliquency	0-576 days	14 days
			Loan-to-Value	0-515%	82.4%
			Discount Rate	0.1-13.5%	4.7%
		Market comparable	Sales prices	$80.2 sq/ft	$80.2 sq/ft
Other Investments	477,790
Closing Balance	$132,118,807

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount rate	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On July 20, 2018, the Fund entered into a revolving line of credit agreement with NexBank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement was the lesser of $35 million or 75% of the eligible portion of the Fund’s loans. Borrowings under the Nexbank agreement bear interest at a rate equal to the 30-day LIBOR plus applicable margin of 2.75%, per annum, on the outstanding principal balance. The Nexbank agreement matures on July 19, 2019 and has two one-year extensions available. The Nexbank agreement is secured by assets of the Fund.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

During the six months ended March 31, 2019 the Fund incurred deferred financing fees of $0. Accumulated amortization of deferred financing fees was $129,428 as of March 31, 2019. The average amount of borrowing outstanding for the period was $7,857,143 and the total interest expense was $205,693. The outstanding balance under the Nexbank line of credit was $9,500,000 at March 31, 2019.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2016 - 2018 tax returns, which remain open for examination, or expected to be taken in the Fund’s 2019 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund accounts for interest and penalties for any uncertain tax positions as a component of income tax expense. No interest or penalty expense was recorded during the six months ended March 31, 2019.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains not previously distributed, if any, annually. The board’s decision to declare distributions will be influenced by its obligation to ensure that the Fund maintains its federal tax status as a Registered Investment Company (“RIC”). In order to qualify as a RIC, the Fund must derive a minimum of 90% of its income from capital gains, interest or dividends earned on investments and must distribute a minimum of 90% of its net investment income in the form of interest, dividends or capital gains to its shareholders. Otherwise, the Fund may be subject to an excise tax from the IRS.

The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

The Fund may invest in Restricted Securities (those which cannot be offered for public sale without first being registered under the Securities Act of 1933) that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund would typically have no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act. No such securities were owned by the Fund at March 31, 2019.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees – Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2019 the Advisor earned advisory fees of $810,692.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation and advisor transition expenses) so that the total annual operating expenses of the Fund do not exceed 2.25% of the average daily net assets of Class A and 3.00% of Class C, effective January 31, 2019. Prior to January 31,2019, annual operating expenses did not exceed 1.85% of the average daily net assets of Class A and 2.60% of Class C. Waivers and expense reimbursements may be recouped by the Advisor from the Fund within three years of when the amounts were waived only if the fund expenses are lower than both the lesser of the current expense cap and the expense cap in place at the time of waiver. For the six months ended March 31, 2019, the Advisor waived advisory fees of $502,096. Expenses subject to recapture by the Advisor amounted to $1,063,215 that will expire on September 30, 2019, $1,196,051 that will expire on September 30, 2020, and $1,409,845 that will expire on September 30, 2021.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such shareholder service activities. The Fund does not pay shareholder servicing fees to the Distributor. For the six months ended March 31, 2019, the Fund incurred shareholder servicing fees of $58,384.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor received $3,190 and $0 in underwriting commissions and $418 and $0 was retained by the principal underwriter for Class A and Class C, respectively, during the six months ended March 31, 2019.

The Fund, with respect to its Class C shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class C shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.75% of average daily net assets attributable to Class C shares. Pursuant to the Distribution Plan, the Fund incurred $385 for Class C during the six months ended March 31, 2019.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended March 31, 2019 GFS earned $208,791.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. For the six months ended March 31, 2019 NLCS earned $35,199.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund. For the six months ended March 31, 2019 Blu Giant earned $29,123.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or advisor a quarterly fee of $5,000 and the lead unaffiliated Trustee a quarterly fee of $10,000. Additionally, each unaffiliated Trustee receives $2,500 per meeting as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2019 amounted to $3,028,717 and $10,518,269 respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, prior to March 29, 2019 the Fund offered shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase

During the six months ended March 31, 2019, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	09/20/18	12/20/2018
Repurchase Request Deadline	10/22/18	1/23/2019
Repurchase Pricing Date	10/22/18	1/23/2019
Net Asset Value as of Repurchase
Pricing Date	$12.09	$12.23
Amount Repurchased *	$6,810,272	$6,643,791
Percentage of Outstanding Shares
Repurchased	5.00%	5.00%
Percentage of Outstanding Shares
Tendered	43.15%	40.29%

*	Repurchases were made on a pro-rata basis.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $111,992,615 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$20,861,864
Unrealized depreciation	(1,213,462)
Net unrealized appreciation	$19,648,402

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$5,580,553	$5,975,551
Long-Term Capital Gain	1,823,878	893,974
	$7,404,431	$6,869,525

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$459,411	$2,022,817	$—	$—	$(16,638)	$15,515,831	$17,981,421

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the adjustments for defaulted bond adjustments.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax treatment of reclassification of fund distributions and tax adjustments for paydowns resulted in reclassification for the year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(93,148)	$93,148

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532, captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that other than those disclosed in these financial statements, there were no other subsequent events to report through the issuance of these financial statements. On March 29, 2019, the Fund’s shareholders approved elimination of the Fund’s policy of making quarterly repurchase offers of at least 5% of the Fund’s outstanding shares. The fund is in the process of listing its shares on the New York Stock Exchange. However, there is no assurance such listing will be completed.

10.	PROXY VOTE

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, March 29, 2019, shareholders of record as of the close of business on January 11, 2019, voted to approve the following proposal:

To facilitate the Fund listing its shares on the New York Stock Exchange, approval of eliminating the Fund’s fundamental policy of making quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value.

Shares Voted In Favor	Shares Voted Against	Shares Abstained From Voting
5,189,642.764	275,353.549	225,833.520

Supplemental Information (Unaudited)

Renewal of Investment Advisory Agreement

Approval of Renewal of Investment Advisory Agreement with Oakline Advisors, LLC

At an in person meeting held on November 16, 2018 (the “November Meeting”), the Board of Trustees (the “Board”) of the Vertical Capital Income Fund (the “Fund”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), approved the renewal of the investment management agreement (the “Advisory Agreement”) between Oakline Advisors, LLC (the “Adviser” or “Oakline”) and the Fund. Matters considered by the Trustees in connection with the Board’s renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Trustees discussed Oakline’s history and portfolio management experience. They noted that Oakline and its affiliates served a variety of clients, and managed approximately $479 million in assets. The Trustees reviewed the background and experience of Oakline’s investment team, noting that key personnel responsible for managing the portfolio remained unchanged from the previous approval. The Trustees further noted the Adviser had provided a high level of expertise and diligence in performing investment advisory services for the Fund and appreciated the Adviser’s long term view in managing the Fund. They acknowledged the Adviser’s careful stewardship of the portfolio and careful, ongoing attention to portfolio valuation. After further discussion, the Trustees concluded that they are satisfied with Oakline and believed Oakline would continue to provide quality advisory services to the Fund.

Performance. The Trustees reviewed the performance of the Fund compared to its benchmark indices for the one-year and three-year periods, which correspond to the periods the Adviser has been advising the Fund. Next, the Adviser noted that interval fund comparisons are useful from a management fee and expense ratio, but they are not useful from a performance standpoint because of the Fund’s novel strategy. The Adviser focuses on two applicable indices; the Bloomberg Barclays Capital MBS Index and the Barclays US Aggregate Bond Index over the one, three, five and since inception periods. The Trustees noted that the Fund outperformed the indices over all time periods. The assets acquired by the Fund since the appointment of the Adviser have outperformed the assets that were in the Fund’s when the Adviser took over. The Trustees agreed that the Adviser had delivered positive, acceptable returns consistent with the Fund’s objective.

Fees and Expenses. The Trustees noted that Oakline charged an advisory fee of 1.25% and the Fund had an expense ratio of 1.99%, as measured by Class A shares. The Trustees reviewed average fees for two peer groups: (i) closed-end exchange traded real estate and mortgage funds, and (ii) closed-end interval funds. The Trustees acknowledged that neither peer group was precisely comparable to the Fund due to various factors including the significantly larger size of some peer funds, and differing strategies and objectives, but agreed the information was relevant. They noted that the Fund’s advisory fee was lower than the interval fund peer group average and competitive with the exchange traded peer group average. The Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by Oakline, and discussed Oakline’s estimated profitability in connection with its relationship with the Fund. The Trustees considered that Oakline did not earn a profit through its relationship with the Fund and as such, excessive profit was still not an issue at this time.

Economies of Scale. The Trustees considered whether the Fund had yet reached a size where material economies of scale had been achieved. The Adviser and the Trustees have been discussing various plans for the Fund. The Adviser had expressed to the Trustees that economies of scale were difficult to achieve given the labor intensive mortgage note selection process. The Trustees agreed to reevaluate the issue at the next renewal.

Conclusion. Having requested and received such information from Oakline as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement with Oakline, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Oakline advisory agreement was in the best interests of the shareholders of the Fund.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Oakline Advisors, LLC
14675 Dallas Parkway, Suite 600
Dallas, Texas 75254

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. None

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 5/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 5/28/19

By (Signature and Title)

* /s/ Lisa Ross

Lisa Ross, Treasurer

Date 5/28/19

* Print the name and title of each signing officer under his or her signature.